401(K) Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
401(K) Plan (Details) [Line Items]
Employees earnings	4.00%
Contributions amount	$ 0.6	$ 0.3